Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Statement of Cash Flows [Abstract]
Net loss	$ (2,859,276)	$ (1,805,329)	$ (6,008,864)	$ (3,796,190)
Items not affecting cash
Depreciation	153,844	113,278	302,026	204,786
Stock-based compensation (Note 7)	63,118	821,943	94,806	1,644,868
Deferred share units (Note 8)	0	8,095	7,565	15,356
Accreted interest on convertible debenture (Note 5)	16,170	60,415	32,141	143,645
Unrealized foreign exchange loss (gain)	(9,601)	18,375	3,517	(19,495)
Change in non-cash operating assets & liabilities
Accounts receivable	(326,492)	86,742	243,721	(510,335)
Investment tax credits	(44,999)	152,635	(90,001)	90,166
Inventory	25,330	(89,643)	(69,851)	(492,617)
Prepaid expenses, sundry and other assets	(58,628)	(26,972)	(233,368)	(69,879)
Accounts payable, accrued liabilities and employee costs payable	(429,822)	(216,967)	734,942	266,968
Deferred revenue (Note 3)	(75,000)	(75,000)	(150,000)	(150,000)
Cash flows used in operating activities	(3,545,356)	(952,428)	(5,133,366)	(2,672,727)
Financing activities
Repayment of principal on convertible debenture (Note 5)	0	0	0	(150,000)
Repayment of capital lease obligations	0	(5,710)	0	(11,042)
Proceeds from issuance of common shares on at-the-market financing (Note 6)	0	871,449	0	1,448,472
Proceeds from issuance of common shares on exercise of warrants (Note 6 and 9)	0	29,958	0	295,308
Proceeds from issuance of common shares on option exercise (Note 7)	0	0	0	12,465
Proceed from issuance of shares and warrants (Note 6 and 9)	5,300,000	0	5,300,000	0
Offering costs	(618,689)	(55,102)	(618,689)	(71,667)
Cash flows provided from financing activities	4,681,311	840,595	4,681,311	1,523,536
Investing activity
Purchase of property and equipment (Note 4)	(45,507)	(797,173)	(84,332)	(1,519,615)
Cash flows used in investing activities	(45,507)	(797,173)	(84,332)	(1,519,615)
Increase (decrease) in cash	1,090,448	(909,006)	(536,387)	(2,668,806)
Cash, beginning of period	270,226	2,384,624	1,897,061	4,144,424
Cash, end of period	1,360,674	1,475,618	1,360,674	1,475,618
Supplemental cash flow information
Interest paid	13,750	52,337	81,610	82,398
Taxes paid	$ 0	$ 0	$ 0	$ 0